SCHEDULE OF OTHER ASSETS (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Consumables and spare parts	[1]	$ 412,971	$ 296,611
Operational Advance in Indonesian Rupiah		301,998	138,416
Prepaid Taxes		288,007	154,736
Prepaid Expense and Other Assets, Current		246,882
Prepaid Business Insurance		90,377	21,597
Others		57,965	94,576
Other assets -current		1,398,200	705,936
Durable spare parts	[1]	350,668	328,006
Deposit and others		316,314	254,608
Other assets -non current		$ 666,982	$ 582,614

[1]	The balances include durable spare parts, consumable chemicals and replacement parts. Where there is evidence that the utility of these assets, in their disposal in the ordinary course of business, will be less than cost due to physical deterioration, obsolescence, changes in price levels, or other causes, these assets are written down to their net realizable value. For the six months ended June 30, 2021 and 2020, there were no other assets write-downs.